Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($)	Jul. 11, 2014 USD ($)	Dec. 31, 2014 USD ($)
Vessels [Line Items]
Variable portion of payment to SWS owner	6-month LIBOR rate of 0.4449%
Coverage for pollution	$ 1,000,000
Due to related parties	900		$ 2,166
Heron vessels
Vessels [Line Items]
Loan amount			25,311
Due to related parties	$ 50		$ 1,689
Oceanbulk
Vessels [Line Items]
Outstanding loan receivable, convertible into 50% of equity interests		$ 23,680
Conversion ratio		0.5